Consolidated Statement of Members' Capital (USD $)	7 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2009	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement of Members' Capital
Members' Capital		$ 468,834	$ 107,387	$ 122,707	$ 3,507
Members' Capital Account, Contributions	73,616	661,394	674,412	281,000	277,536
Net Loss	(70,109)	(760,747)	(312,965)	(296,320)	(158,336)
Members' Capital	$ 3,507	$ 369,481	$ 468,834	$ 107,387	$ 122,707